Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Income Statement [Abstract]
Net product sales	$ 1,774,000	$ 1,831,000
Operating costs and expenses
Cost of goods sold	763,000	760,000
Selling, general and administrative	5,235,000	5,230,000
Research and development	459,000	779,000
Share-based compensation	2,359,000	1,070,000
Total operating costs and expenses	8,816,000	7,839,000
Loss from operations	(7,042,000)	(6,008,000)
Other income (expense)
Inducement to exercise warrants	(876,000)
Change in derivative liabilities	459,000	(277,000)
Interest expense, net	(8,000)	(5,000)
Other income, net	25,000	27,000
Total other expense	(400,000)	(255,000)
Net loss	$ (7,442,000)	$ (6,263,000)
Basic and diluted net loss per share	$ (0.11)	$ (0.10)
Shares used in computing basic and diluted net loss per share	67,279,124	63,492,406